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Stephanie Capistron stephanie.capistron@dechert.com +1 617 728 7127 Direct

October 14, 2022

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:  abrdn Precious Metals Basket ETF Trust

Ladies and Gentlemen:

On behalf of abrdn Precious Metals Basket ETF Trust (the “Trust”), attached herewith for filing is a registration statement on Form S-3 (the “Registration Statement”) relating to the offer and sale of abrdn Physical Precious Metals Basket Shares ETF (the “Shares”).

No filing fee with respect to the indefinite number of Shares is being paid in connection with the filing of this Registration Statement. As indicated in the footnotes to the Calculation of Registration Fee table on the facing page of the Registration Statement, in accordance with Rule 456(d) under the Securities Act, the registrant is deferring payment of these registration fees and will pay these registration fees on an annual net basis no later than 90 days after the end of each fiscal year. The registration fee for the Shares will be partially offset by the filing fee paid for previously registered unsold Shares in accordance with Rule 457(p) under the Securities Act.

Should you have any questions regarding the filing or the foregoing matters, please do not hesitate to contact me at (617) 728-7127.

Very truly yours,

/s/ Stephanie Capistron
Stephanie Capistron